Acquisitions	12 Months Ended
Dec. 31, 2025
Business Combination [Abstract]
Acquisitions
4.
Acquisitions

GroupBy Acquisition

On February 11, 2025, the Company entered into a purchase agreement with GroupBy Inc., GroupBy International Ltd., and Fortis Advisors LLC, as the representative of the sellers party thereto (“the Sellers”), to acquire the entire issued and to be issued share capital of each of GroupBy Inc., GroupBy International Ltd., GroupBy USA Inc., and GroupBy UK Ltd (together “GroupBy”).

GroupBy is an enterprise-grade site search, product discovery, and merchandising solutions provider. GroupBy will both strengthen the Company's market position in transforming digital commerce experiences and extend its North American footprint, opening doors to new growth opportunities and deepening relationships with enterprise clients.

On March 25, 2025, the Company closed the GroupBy acquisition. As consideration for the GroupBy acquisition, the Company issued an aggregate of 3,999,902 of its ordinary shares to the Sellers. For shares issued as consideration in the acquisition, the fair value of the equity securities included in the consideration transferred was determined based on the quoted market price of the Company’s common stock on the issuance date. This was a non-cash transaction.

The Company accounted for the GroupBy acquisition using the acquisition method of accounting under ASC 805. The acquisition method of accounting requires that purchase price of the acquisition be allocated to the assets acquired and liabilities assumed using the fair values determined by management as of the acquisition date, with any excess of the purchase price over the estimated fair value of the identifiable net assets acquired recorded to goodwill. The Company's estimates of fair values of the net assets acquired are based on the information that was available at the date of acquisition, and the Company continues to evaluate the underlying inputs and assumptions used in its valuations.

The fair value of identifiable intangible assets, including customer contracts and developed technology, was determined with the assistance of an independent third-party valuation specialist using valuation methodologies consistent with the fair value measurement framework in ASC 820, including the relief-from-royalty method and the multi-period excess earnings (MME) method.

In accordance with ASC 805-10-25-13 through 25-19, the Company may record adjustments to the fair values of the assets acquired and liabilities assumed during the measurement period, which is the period not to exceed one year from the acquisition date. Any such adjustments will be recognized retrospectively, as if the accounting had been completed as of the acquisition date. The Company expects to finalize the purchase price allocation during the twelve-month period ending March 25, 2026.

The total purchase price consideration of $5.8 million has been allocated to the net assets acquired based on their respective estimated fair values as follows:

Consideration
3,999,902 ordinary shares of Rezolve	$5,759,859
Fair value of total consideration transferred	$5,759,859
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	1,733,326
Accounts receivable	9,781,814
Prepaid expenses and other current assets	1,235,761
Developed technology (intangible asset)	19,661,728
Customer contracts and related relationships (intangible asset)	15,652,376
Other non-current assets	180,927
Accounts payable and accrued liabilities	(16,828,415)
Deferred revenue	(18,850,509)
Debt	(12,300,000)
Deferred tax liabilities	(3,992,235)
Other liabilities	(97,343)
Total identifiable net assets	$(3,822,570)
Goodwill	9,582,429
Total estimated preliminary purchase price allocation	$5,759,859

Goodwill generated from this business combination is primarily attributable to synergies between the Company's and Groupby's respective products and services. Goodwill will not be deductible for tax purposes.

The Company recognized $1.4 million of transaction costs, primarily related to regulatory, financial advisory, and legal fees, in operating expenses in the combined consolidated statements of operations during the year ended December 31, 2025.

The following table presents amounts of GroupBy's revenue and net loss included in the Company's condensed interim combined consolidated statements of operations for year ended December 31, 2025 and the unaudited pro forma combined results of the Company and GroupBy as if the Groupby acquisition had occurred on January 1, 2024:

	Revenue	Net (loss)/income
GroupBy actual from March 25, 2025 to December 31, 2025	$17,686,268	$(13,675,917)
Unaudited pro forma combined from January 1, 2025 to December 31, 2025	51,173,486	(103,836,533)
Unaudited pro forma combined from January 1, 2024 to December 31, 2024	20,904,501	(193,086,491)

Bluedot Acquisition

On February 4, 2025, the Company entered into a purchase agreement with DBLP Sea Cow Ltd (“DBLP”), to acquire the entire issued and to be issued share capital of each of Bluedot Industries, Inc. and Bluedot Industries Pty. Ltd, together “Bluedot Industries”. As consideration for this acquisition, the Company issued 819,737 ordinary shares of the Company at $2.58 per share to DBLP.

DBLP is a related party and is wholly legally owned by Daniel Wagner, a director of DBLP and the Company. Prior to his death, DBLP was beneficially owned by John Wagner, a former director of Rezolve.

On March 17, 2025, the Company entered into a share purchase agreement with Tanist Group Limited (“Tanist Group”) pursuant to which the Company acquired 100% of the issued and outstanding shares of Bluedot Innovation Pty. Ltd (“Bluedot Innovation”). As consideration for this acquisition, the Company issued 1,941,111 ordinary shares of the Company at $1.75 per share to the Tanist Group.

Bluedot Industries, Inc., Bluedot Industries Pty. Ltd. and Bluedot Innovation Pty. Ltd, together “Bluedot”, is a developer of mobile location technology.

On February 20, 2025 and March 17, 2025, the Company closed the Bluedot acquisitions and issued the above mentioned ordinary shares as consideration to DBLP and the Tanist Group, respectively. This was a non-cash transaction.

The Company accounted for the Bluedot Industries acquisition as a common control transaction as it was an exchange of equity interests in Bluedot between two entities, the Company and DBLP, both under the control of Daniel Wagner. As noted above, DBLP is a related party and is wholly legally owned by Daniel Wagner, a director of DBLP and the Company. Prior to his death, DBLP was beneficially owned by John Wagner, a former director of Rezolve. Additionally, as disclosed in Item 16.G of this Report, Daniel Wagner, the Company’s founder and Chief Executive Officer controls 75% of the voting power of the Company’s outstanding capital stock. Under ASC 810-10-15-8, a controlling financial interest defined as ownership of a majority voting interest, and, therefore, as a general rule ownership by one reporting entity or individual, directly or indirectly, of more than 50 percent of the outstanding voting shares of another entity. Therefore under ASC 805, Daniel Wagner has the power to control the Company. The Company initially recognized the assets and liabilities received at their carrying amounts in the financial statements of the transferring entity (Bluedot Industries) on the date of the transfer. The Company recognized the difference between the proceeds transferred and the carrying amounts of the net assets received in Additional Paid-in Capital. The Company retrospectively adjusted its historical consolidated financial statements to include the net assets of Bluedot Industries for all periods during which the Company and DBLP were under common control. This resulted in the retrospective adjustment of the Combined Consolidated Financial Statements as of and for the years ended December 31, 2025 and 2024 as if common control transaction occurred on January 1, 2024.

The Company accounted for the acquisition of Bluedot Innovation as an asset acquisition under ASC 805. The total consideration transferred was allocated to the acquired assets based on their relative fair values using a cost accumulation model. Because the transaction was accounted for as an asset acquisition, goodwill was not recognized. As a result, the Company recognized an intangible asset for patents and trademarks acquired of $4.5 million (see Note 7) and deferred tax liabilities of $1.1 million.

Mpower acquisition

On May 31, 2025, the Company entered into a purchase agreement with Avirup Chakraverty and Mirali Mulodjanov (the “Mpower sellers”) to acquire the entire issued and to be issued share capital of Mpower Plus Global Limited (“Mpower”).

Mpower provides information technology consultancy services through the placement of information technology consultants at customers to fulfill both their local and global information technology needs.

On May 31, 2025, the Company closed the Mpower acquisition. As consideration for the Mpower acquisition, the Company issued an aggregate of 804,833 of its ordinary shares to the Mpower sellers. For shares issued as consideration in the acquisition, the fair value of the equity securities included in the consideration transferred was determined based on the quoted market price of the Company’s common stock on the issuance date. This was a non-cash transaction.

The Company accounted for the Mpower acquisition using the acquisition method of accounting under ASC 805. The acquisition method of accounting requires that purchase price of the acquisition be allocated to the assets acquired and liabilities assumed using the fair values determined by management as of the acquisition date, with any excess of the purchase price over the estimated fair value of the identifiable net assets acquired recorded to goodwill. The Company's estimates of fair values of the net assets acquired are based on the information that was available at the date of acquisition, and the Company continues to evaluate the underlying inputs and assumptions used in its valuations.

The fair value of identifiable intangible assets, including customer contracts and the recruitment database, was determined with the assistance of an independent third-party valuation specialist using valuation methodologies consistent with the fair value measurement framework in ASC 820, including the replacement method and the multi-period excess earnings (MME) method.

In accordance with ASC 805-10-25-13 through 25-19, the Company may record adjustments to the fair values of the assets acquired and liabilities assumed during the measurement period, which is the period not to exceed one year from the acquisition date. Any such adjustments will be recognized retrospectively, as if the accounting had been completed as of the acquisition date. The Company expects to finalize the purchase price allocation during the twelve-month period ending May 31, 2026.

The total purchase price consideration of $1.5 million has been allocated to the net assets acquired based on their respective estimated fair values as follows:

Consideration
804,833 ordinary shares of Rezolve	$1,529,183
Fair value of total consideration transferred	$1,529,183
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	63,221
Accounts receivable	428,334
Prepaid expenses and other current assets	287,069
Customer contracts and related relationships (intangible asset)	1,105,910
Recruitment database (intangible asset)	491,970
Other assets	1,753
Accounts payable and accrued liabilities	(189,613)
Accrued expenses and other payables	(537,437)
Deferred tax liabilities	(377,541)
Other liabilities	(793,506)
Total identifiable net assets	$480,160
Goodwill	1,049,023
Total estimated preliminary purchase price allocation	$1,529,183

Goodwill generated from this business combination is primarily attributable to synergies between the Company's and Mpower's respective services. Goodwill will not be deductible for tax purposes.

The impact of transaction costs, primarily related to regulatory, financial advisory, and legal fees, recognized in operating expenses in the combined consolidated statements of operations during the year ended December 31, 2025 was not material.

Pro forma results of operations have not been presented as the impact on the Company’s combined consolidated statements of operations for the year ended December 31, 2025 is not material.

Prediqt acquisition

On June 2, 2025, the Company entered into a purchase agreement with Subhalakshmi Samanta, Kalpadip Basu, Kalyan Kar, Indranil Mukhopadhyay and Sauvik Bannerjjee (the “Prediqt sellers”) to acquire the entire issued and to be issued share capital of Prediqt Business Solutions Private Limited (“Prediqt”).

Sauvik Bannerjjee has served as the CEO Products, Technology, and Digital Services of Rezolve since August 2022. Mr. Banerjjee is also an executive officer of Rezolve.

Prediqt provides technology-enabled services, intelligent business solutions, predictive prowess, AI and analytics to assist businesses in leveraging insights for strategic decision-making.

On June 2, 2025, the Company closed the Prediqt acquisition. As consideration for the Prediqt acquisition, the Company paid a cash consideration of $100,000 to the Prediqt sellers.

The Company accounted for the Prediqt acquisition using the acquisition method of accounting under ASC 805. The acquisition method of accounting requires that purchase price of the acquisition be allocated to the assets acquired and liabilities assumed using the fair values determined by management as of the acquisition date, with any excess of the purchase price over the estimated fair value of the identifiable net assets acquired recorded to goodwill. The Company's estimates of fair values of the net assets acquired are based on the information that was available at the date of acquisition, and the Company continues to evaluate the underlying inputs and assumptions used in its valuations.

The fair value of identifiable intangible assets, including customer contracts, was determined with the assistance of an independent third-party valuation specialist using valuation methodologies consistent with the fair value measurement framework in ASC 820, including the relief-from-royalty method and the multi-period excess earnings (MME) method.

In accordance with ASC 805-10-25-13 through 25-19, the Company may record adjustments to the fair values of the assets acquired and liabilities assumed during the measurement period, which is the period not to exceed one year from the acquisition date. Any such adjustments will be recognized retrospectively, as if the accounting had been completed as of the acquisition date. The Company expects to finalize the purchase price allocation during the twelve-month period ending June 2, 2026.

The total purchase price consideration of $0.1 million has been allocated to the net assets acquired based on their respective estimated fair values as follows:

Consideration
Cash consideration	$100,000
Fair value of total consideration transferred	$100,000
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	19,112
Accounts receivable	88,367
Customer contracts and related relationships (intangible asset)	325,787
Fixed assets	18,332
Other assets	107,709
Accounts payable and accrued liabilities	(163,590)
Debt	(241,679)
Other liabilities	(51,937)
Total identifiable net assets	$102,101
Gain on bargain purchase	(2,101)
Total estimated preliminary cost allocation	$100,000

The impact of transaction costs, primarily related to regulatory, financial advisory, and legal fees, recognized in operating expenses in the combined consolidated statements of operations during the year ended December 31, 2025 was not material.

Pro forma results of operations have not been presented as the impact on the Company’s combined consolidated statements of operations for the year ended December 31, 2025 is not material.

ViSenze acquisition

On August 7, 2025, the Company entered into a purchase agreement with ViSenze PTE Ltd (“ViSenze” or the “ViSenze Sellers”), to acquire the entire issued and to be issued share capital of ViSenze.

ViSenze provides commerce search and product discovery solutions for retailers. ViSenze’s artificial intelligence and machine learning platform offers semantic search and product recommendation capabilities that utilize multi-modal data to interpret customer intent and shopping objectives, enabling retailers to enhance product discovery and customer engagement.

On August 7, 2025, Rezolve closed the ViSenze acquisition. As consideration for the ViSenze acquisition, the ViSenze Sellers received $1.0 million in Rezolve AI plc ordinary shares. For shares issued as consideration in the acquisition, the fair value of the equity securities included in the consideration transferred was determined based on the volume-weighted average price (“VWAP”), as defined in the purchase agreement. The ViSenze Sellers will also receive an earn-out consideration in Rezolve AI plc ordinary shares based on the annual recurring revenue of ViSenze over a 24 month period from the closing date. As the monetary value of this contingent consideration is based solely on revenue targets achieved by ViSenze in the earnout periods and will be settled in a variable number of the Company's ordinary shares, the Company recorded it as a liability at its fair value as of the acquisition date. The fair value of the contingent consideration liability was determined using a discounted cash flow (DCF) model with the assistance of a third-party valuation specialist. The Company will remeasure the liability for the contingent consideration at fair value each reporting period until the contingency is resolved. The Company will recognize changes in fair value in earnings each period. At December 31, 2025, the Company recognized a liability of $2.8 million for this contingent consideration in the combined consolidated balance sheet. This was a non-cash transaction.

The Company accounted for the ViSenze acquisition using the acquisition method of accounting under ASC 805. The acquisition method of accounting requires that purchase price of the acquisition be allocated to the assets acquired and liabilities assumed using the fair values determined by management as of the acquisition date, with any excess of the purchase price over the estimated fair value of the identifiable net assets acquired recorded to goodwill. The Company's estimates of fair values of the net assets acquired are based on the information that was available at the date of acquisition, and the Company continues to evaluate the underlying inputs and assumptions used in its valuations.

The fair value of identifiable intangible assets, including customer contracts and developed technology, was determined with the assistance of an independent third-party valuation specialist using valuation methodologies consistent with the fair value measurement framework in ASC 820, including the relief-from-royalty method and the multi-period excess earnings (MME) method.

In accordance with ASC 805-10-25-13 through 25-19, the Company may record adjustments to the fair values of the assets acquired and liabilities assumed during the measurement period, which is the period not to exceed one year from the acquisition date. Any such adjustments will be recognized retrospectively, as if the accounting had been completed as of the acquisition date. The Company expects to finalize the purchase price allocation during the twelve-month period ending August 7, 2026.

The total purchase price consideration of $ 3.8 million has been allocated to the net assets acquired based on their respective estimated fair values as follows:

Consideration
328,960 ordinary shares of Rezolve	$1,000,000
Contingent consideration	2,805,930
Fair value of total consideration transferred	$3,805,930
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	87,507
Accounts receivable	226,726
Prepaid expenses and other current assets	200,097
Developed technology (intangible asset)	3,689,000
Customer contracts and related relationships (intangible asset)	1,260,000
Other non-current assets	111,998
Accounts payable and accrued liabilities	(595,544)
Deferred revenue	(638,464)
Debt	(4,150,000)
Other liabilities	(101,942)
Total identifiable net assets	$89,378
Goodwill	3,716,552
Total estimated preliminary purchase price allocation	$3,805,930

Goodwill generated from this business combination is primarily attributable to synergies between the Company's and ViSenze's respective products and services. Goodwill will not be deductible for tax purposes.

The impact of transaction costs, primarily related to regulatory, financial advisory, and legal fees, recognized in operating expenses in the combined consolidated statements of operations during the year ended December 31, 2025 was not material.

Pro forma results of operations have not been presented as the impact on the Company’s combined consolidated statements of operations for the year ended December 31, 2025 is not material.

Smartpay and Truther acquisitions

On October 2, 2025, the Company entered into an asset purchase agreement with Smartpay Digital Services Limitada, a Brazilian limited liability company (sociedade limitada) (“Smartpay”), and Rocelo Lopes (the “Smartpay Seller”), the founder and beneficial owner of all of the equity interests in Smartpay. Pursuant to the agreement, the Company acquired the assets used in Smartpay’s digital payment platform (the “Smartpay Acquisition”).

Smartpay operates a crypto-based digital payment platform that enables users to generate payment links for multiple cryptocurrencies, including Bitcoin (BTC), Ethereum (ETH), Solana (SOL), Arbitrum, Base, and Binance Coin (BNB). The platform automatically forwards approximately 98% of each transaction to users’ digital wallets or merchant accounts. Smartpay also offers official plugins for WooCommerce and PrestaShop, allowing merchants to accept cryptocurrency payments on their e-commerce websites.

The Smartpay Acquisition closed on October 2, 2025. As consideration for the Smartpay acquisition, the Smartpay Seller received USD Tether (“USDT”) 1.9 million. USDT is pegged to the US Dollar, 1 USDT ≈ 1 US dollar, therefore the carrying value equals its fair value. The Smartpay Seller will also receive USDT 2.0 million in Rezolve AI plc ordinary shares. This equivalent of USDT 2.0 million in Rezolve AI plc ordinary shares to be issued as soon as reasonably practicable after the closing date have not been issued as of December 31, 2025. The Company recognized a liability equivalent to USDT 2.0 million included in Ordinary Shares Payable in the combined consolidated balance sheet at December 31, 2025.

The Company accounted for the Smartpay Acquisition as an asset acquisition in accordance with ASC 805. The total consideration transferred was allocated to the acquired assets based on their relative fair values using a cost accumulation model. Because the transaction was accounted for as an asset acquisition, goodwill was not recognized. As a result, the Company recognized an intangible asset related to Smartpay’s digital payment platform with a value of $3.9 million (see Note 7).

On October 2, 2025, the Company entered into an asset purchase agreement with Truther Digital Services Limitada, a Brazilian limited liability company (sociedade limitada) (“Truther”), and Rocelo Lopes (the “Truther Seller”), the founder and beneficial owner of all of the equity interests in Truther. Pursuant to the agreement, the Company acquired the assets used in Truther’s digital payment platform (the “Truther Acquisition”).

Truther operates an open finance platform that integrates blockchain technology with the traditional financial system. The platform enables users to buy and sell crypto currencies, including USDT, BTC, and VRL, and provides functionality for instant PIX payments, bill payments, ATM withdrawals, and self-custody of digital assets through user-controlled private keys. The platform is designed to facilitate transactions between blockchain-based assets and traditional financial infrastructure in compliance with applicable regulatory requirements.

The Truther Acquisition closed on October 2, 2025. As consideration for the Truther acquisition, the Truther Seller received USDT 0.1 million. USDT is pegged to the US Dollar, 1 USDT ≈ 1 US dollar, therefore the carrying value equals its fair value.

The Company accounted for the Truther Acquisition as an asset acquisition in accordance with ASC 805. The total consideration transferred was allocated to the acquired assets based on their relative fair values using a cost accumulation model. Because the transaction was accounted for as an asset acquisition, goodwill was not recognized. As a result, the Company recognized an intangible asset related to Truther’s digital payment platform with a value of $0.1 million (see Note 7).

Subsquid acquisition

On October 8, 2025, the Company entered into a purchase agreement with Marcel Fohrmann (the “Subsquid Seller”), the beneficial owner of all of the issued and outstanding equity interests in Subsquid Labs GmbH (“Subsquid”), pursuant to which the Company agreed to acquire 100% of the issued and to be issued share capital of Subsquid (the “Subsquid Acquisition”). The Subsquid Acquisition was completed on October 9, 2025.

Our acquisition of Subsquid provides Rezolve with a proprietary, distributed blockchain database. This removes reliance on third-party ledgers and allows Rezolve to run its own massive global transaction ledger on decentralized enterprise data infrastructure. Subsquid has also issued a proprietary utility token, SQD tokens, which are purchased by customers and used to access and consume blockchain data and related services made available through Subsquid’s platform.

The aggregate consideration transferred to the Subsquid Seller in connection with the Subsquid Acquisition consists of the following components: (i) a cash payment of $3.6 million paid at closing; (ii) the equivalent of $1.5 million in Rezolve AI plc ordinary shares to be issued as soon as reasonably practicable after the closing date; and (iii) a commitment by the Company to purchase the equivalent of $10.0 million of SQD Tokens within 14 days following the closing date.

For shares issued as consideration in the acquisition, the fair value of the equity securities included in the consideration transferred was determined based on the volume-weighted average price (“VWAP”), as defined in the purchase agreement.

The Company accounted for the Subsquid acquisition using the acquisition method of accounting under ASC 805. The acquisition method of accounting requires that purchase price of the acquisition be allocated to the assets acquired and liabilities assumed using the fair values determined by management as of the acquisition date, with any excess of the purchase price over the estimated fair value of the identifiable net assets acquired recorded to goodwill. The Company's estimates of fair values of the net assets acquired are based on the information that was available at the date of acquisition, and the Company continues to evaluate the underlying inputs and assumptions used in its valuations.

In accordance with ASC 805-10-25-13 through 25-19, the Company may record adjustments to the fair values of the assets acquired and liabilities assumed during the measurement period, which is the period not to exceed one year from the acquisition date. Any such adjustments will be recognized retrospectively, as if the accounting had been completed as of the acquisition date. The Company expects to finalize the purchase price allocation during the twelve-month period ending October 9, 2026.

The total purchase price consideration of $14.2 million has been allocated to the net assets acquired based on their respective estimated fair values as follows:

Consideration
Cash consideration	$3,560,000
242,633 ordinary shares of Rezolve	679,487
SQD tokens	10,000,000
Fair value of total consideration transferred	$14,239,487
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	2,025,579
Short-term investments	3,000,000
Prepaid expenses and other current assets	8,254,371
Property and equipment	170,352
Other digital assets - SQD tokens	69,947,197
Intangible assets -other	144,417
Other non-current assets	657,862
Accrued expenses and other payables	(342,546)
Deferred tax liabilities	(8,321,401)
Total identifiable net assets	$75,535,831
Gain on bargain purchase	(61,296,344)

The gain on bargain purchase was recognized only after reassessing whether the items exchanged in the business combination were appropriately recognized and measured. The gain on bargain purchase was primarily driven by the valuation of the SQD tokens acquired on the acquisition date; in accordance with ASC 805, the SQD tokens held by Subsquid at the acquisition date were measured at fair value, which was determined using a Level 2 fair value input based on prices obtained from the market aggregators which represent observable market data but are not directly quoted prices for identical assets in an active market. See note 2.11 and note 2.23 for more information.

The impact of transaction costs, primarily related to regulatory, financial advisory, and legal fees, recognized in operating expenses in the combined consolidated statements of operations during the year ended December 31, 2025 was not material.

Pro forma results of operations have not been presented as the impact on the Company’s combined consolidated statements of operations for the year ended December 31, 2025 is not material.

Scale-Up acquisition

On October 29, 2025, the Company entered into a purchase agreement with Scale Up Holding LLC and its shareholders (the “Scale Up Sellers”) to acquire 100% of the issued and outstanding share capital of Scale Up Commerce Limited (“Scale Up”). The acquisition was completed on October 29, 2025.

Scale Up operates the software platform which provides its customers with tools for analyzing profitability, advertising performance, and automating reimbursement claims against third parties.

As consideration, the Scale Up Sellers are entitled to contingent consideration in the form of an earn-out arrangement, structured as four separate payments over a four-year period following the closing date. The earn-out payments are subject to the achievement of specified annual revenue and EBITDA targets of Scale Up. The earn-out consideration may be settled, at the sole discretion of Rezolve AI plc, in either ordinary shares of Rezolve AI plc or cash. The earn-out payments are accounted for as contingent consideration. As the monetary value of this contingent consideration is based solely on variations in annual revenue and EBITDA earned by Scale Up in the earnout periods, the Company recorded it as a liability at its fair value as of the acquisition date. The Company will remeasure the liability for the contingent consideration at fair value each reporting period until the contingency is resolved. The Company will recognize changes in fair value in earnings each period. At December 31, 2025, the Company recognized a liability of $45.8 million for this contingent consideration.

The Company accounted for the acquisition of Scale Up as an asset acquisition under ASC 805. The total consideration transferred was allocated to the acquired assets based on their relative fair values using a cost accumulation model. Because the transaction was accounted for as an asset acquisition, goodwill was not recognized. As a result, the Company recognized intangible assets for intellectual property of $6.2 million and customer lists of $50.2 million (see Note 7) and deferred tax liabilities of $10.3 million.

Crownpeak acquisition

On December 1, 2025, the Company completed the acquisition (the “Crownpeak Acquisition”) of the issued share capital of Crownpeak Intermediate Holdings, Inc.,(“Crownpeak”), pursuant to a sale and purchase agreement (the “Crownpeak Purchase Agreement”) with Crownpeak Technology Holdings, Inc, (the “Crownpeak Seller”).

Crownpeak provides enterprise software solutions designed to support digital experience management and product discovery. Its offerings include Fredhopper, an artificial intelligence-driven product discovery and search platform, and FirstSpirit, an enterprise content management system. These solutions enable businesses to maintain control over their digital content, scale their digital operations, and deliver inclusive, accessible, and personalized digital experiences to their customers.

The purchase price for the Crownpeak Acquisition was $81.0 million. The consideration under the Crownpeak Purchase Agreement is composed of the following to be issued by the Company to the Crownpeak Seller: (i) a promissory note in the initial principal amount of $50,000,000, made up of a $20,000,000 tranche (the “First Loan Note”) and a $30,000,000 tranche (the “Second Loan Note” and together with the First Loan Note, the “Loan Notes”); and (ii) 11,127,780 ordinary shares with an approximate value of $31.0 million based on an issuance price of $2.79 per ordinary share.

The Loan Notes will accrue interest at a rate of 10% per annum and are payable in kind or in cash. The First Loan Note matures on April 1, 2027 and the Second Loan Note matures on December 31, 2027. The Company assumed approximately $151.9 million of the aggregate principal amount of outstanding term loans and revolving loans and approximately $1.8 million of accrued and unpaid exit and amendment fees, of which, $50.0 million was paid by the Company at the closing.

The Company accounted for the Crownpeak acquisition using the acquisition method of accounting under ASC 805. The acquisition method of accounting requires that purchase price of the acquisition be allocated to the assets acquired and liabilities assumed using the fair values determined by management as of the acquisition date, with any excess of the purchase price over the estimated fair value of the identifiable net assets acquired recorded to goodwill. The Company's estimates of fair values of the net assets acquired are based on the information that was available at the date of acquisition, and the Company continues to evaluate the underlying inputs and assumptions used in its valuations.

The fair value of identifiable intangible assets, including customer contracts and developed technology, was determined with the assistance of an independent third-party valuation specialist using valuation methodologies consistent with the fair value measurement framework in ASC 820, including the relief-from-royalty method and the multi-period excess earnings (MME) method.

In accordance with ASC 805-10-25-13 through 25-19, the Company may record adjustments to the fair values of the assets acquired and liabilities assumed during the measurement period, which is the period not to exceed one year from the acquisition date. Any such adjustments will be recognized retrospectively, as if the accounting had been completed as of the acquisition date. The Company expects to finalize the purchase price allocation during the twelve-month period ending December 1, 2026.

The total purchase price consideration of $81.0 million has been allocated to the net assets acquired based on their respective estimated fair values as follows:

Consideration
11,127,780 ordinary shares of Rezolve	$31,046,506
First Loan Notes	20,000,000
Second Loan Notes	30,000,000
Fair value of total consideration transferred	$81,046,506
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	3,929,662
Accounts receivable	8,084,664
Prepaid expenses and other current assets	3,385,091
Property and equipment	155,961
Trade Names (intangible asset)	5,500,000
Developed technology (intangible asset)	37,500,000
Customer contracts and related relationships (intangible asset)	83,500,000
Right of use assets	1,194,371
Other non-current assets	3,846,120
Accounts payable and accrued liabilities	(5,687,807)
Accrued expenses and other payables	(5,289,270)
Debt	(151,921,625)
Deferred revenue	(22,574,337)
Lease liabilities	(1,226,647)
Other current liabilities	(4,213,436)
Deferred tax liabilities	(21,845,741)
Other non-current liabilities	(105,125)
Total identifiable net assets	$(65,768,119)
Goodwill	146,814,625

Goodwill generated from this business combination is primarily attributable to synergies between the Company's and Crownpeak's respective products and services. Goodwill will not be deductible for tax purposes.

The Company recognized $7.0 million of transaction costs, primarily related to regulatory, financial advisory, and legal fees, in operating expenses in the combined consolidated statements of operations during the year ended December 31, 2025.

The following table presents amounts of Crownpeak's revenue and net loss included in the Company's combined consolidated statements of operations for year ended December 31, 2025 and the unaudited pro forma combined results of the Company and Crownpeak as if the Crownpeak acquisition had occurred on January 1, 2024:

	Revenue	Net (loss)/income
Crownpeak actual from December 1, 2025 to December 31, 2025	$5,540,268	$414,923
Unaudited pro forma combined from January 1, 2025 to December 31, 2025	111,157,975	(118,941,492)
Unaudited pro forma combined from January 1, 2024 to December 31, 2024	77,882,306	(213,966,772)

Art Equities Reef acquisition

On November 24, 2025, the Company acquired a 49.995% membership interest in Art Equities Reef LLC, a Florida limited liability company ("Art Equities"), for cash consideration of $5.5 million.

Art Equities maintains separate capital accounts for each investor. The Company determined that it does not have a controlling financial interest in Art Equities; however, the Company has the ability to exercise significant influence over the operating and financial policies of Art Equities. Accordingly, the Company accounts for its investment in Art Equities under the equity method of accounting.

The Company initially measured its investment using a cost accumulation model, which included the cash consideration paid of $5.5 million. The investment in Art Equities is included within Investments on the Company's combined consolidated balance sheet as of December 31, 2025.

Techouts acquisition

On December 5, 2025, the Company entered into a purchase agreement with (i) Rezolve AI plc (the “Company”), (ii) Rezolve Technology (India) Private Limited (“Rezolve India”), and (iii) Amith Paruchuri, Krishna Kumari, and Paruchuri Sri Krishna Devarayulu (collectively, the “Techouts Sellers”), pursuant to which the Company agreed to acquire the entire issued and to be issued share capital of Techouts Solutions India Private Limited (“Techouts India”) and Techouts Inc. (“Techouts US,” and together with Techouts India, the “Techouts Companies” or “Techouts”).

Techouts is primarily engaged in software publishing, software consultancy, and software development services. Its activities include the production, supply, and documentation of ready-made (non-customized) software; development of customized software solutions based on customer specifications; software maintenance; and web and application design services.

The Techouts acquisition closed on December 5, 2025. As consideration for the acquisition, the Techouts Sellers received equity consideration consisting of the equivalent of $11.1 million in the Company’s ordinary shares. In addition, the Techouts Sellers are entitled to receive up to two additional payments of contingent consideration in the form of the Company’s ordinary shares if certain EBITDA targets are achieved during two post-acquisition measurement periods as defined in the purchase agreement. As the monetary value of this contingent consideration is based solely on EBITDA targets achieved by Techouts in the earnout periods and will be settled in a variable number of the Company's ordinary shares, the Company recorded it as a liability at its fair value as of the acquisition date. The Company will remeasure the liability for the contingent consideration at fair value each reporting period until the contingency is resolved. The Company will recognize changes in fair value in earnings each period. At December 31, 2025, the Company recognized a liability of $2.4 million for this contingent consideration in the combined consolidated balance sheet. This was a non-cash transaction.

The Company accounted for the Techouts acquisition using the acquisition method of accounting under ASC 805. The acquisition method of accounting requires that purchase price of the acquisition be allocated to the assets acquired and liabilities assumed using the fair values determined by management as of the acquisition date, with any excess of the purchase price over the estimated fair value of the identifiable net assets acquired recorded to goodwill. The Company's estimates of fair values of the net assets acquired are based on the information that was available at the date of acquisition, and the Company continues to evaluate the underlying inputs and assumptions used in its valuations.

The fair value of identifiable intangible assets, including customer contracts, was determined with the assistance of an independent third-party valuation specialist using valuation methodologies consistent with the fair value measurement framework in ASC 820, including the relief-from-royalty method and the multi-period excess earnings (MME) method.

In accordance with ASC 805-10-25-13 through 25-19, the Company may record adjustments to the fair values of the assets acquired and liabilities assumed during the measurement period, which is the period not to exceed one year from the acquisition date. Any such adjustments will be recognized retrospectively, as if the accounting had been completed as of the acquisition date. The Company expects to finalize the purchase price allocation during the twelve-month period ending December 5, 2026.

The total purchase price consideration of $11.1 million has been allocated to the net assets acquired based on their respective estimated fair values as follows:

Consideration
Ordinary shares of Rezolve (1)	$8,660,000
Contingent consideration	2,426,258
Fair value of total consideration transferred	$11,086,258
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	354,422
Accounts receivable	2,004,132
Short term loans and advances receivable	707,303
Prepaid expenses and other current assets	451,052
Property and equipment	125,804
Customer contracts and related relationships (intangible asset)	3,878,169
Other non-current assets	56,792
Accounts payable and accrued liabilities	(888,257)
Other current liabilities	(737,402)
Deferred tax liabilities	(959,168)
Other non-current liabilities	(318,156)
Total identifiable net assets	$4,674,691
Goodwill	6,411,567

(1) The equivalent of $8.6 million in Rezolve AI plc ordinary shares to be issued as soon as reasonably practicable after the closing date have not been issued as of December 31, 2025. The Company recognized a liability of $8.6 million included in Ordinary Shares Payable in the combined consolidated balance sheet at December 31, 2025.

Goodwill generated from this business combination is primarily attributable to synergies between the Company's and Techouts's respective products and services. Goodwill will not be deductible for tax purposes.

The impact of transaction costs, primarily related to regulatory, financial advisory, and legal fees, recognized in operating expenses in the combined consolidated statements of operations during the year ended December 31, 2025 was not material.

Pro forma results of operations have not been presented as the impact on the Company’s combined consolidated statements of operations for the year ended December 31, 2025 is not material.